UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Sandler Capital Management

Address:   711 Fifth Avenue
           15th Floor
           New York, New York 10022


13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Sandler
Title:  Managing Director
Phone:  212-754-8100


Signature, Place and Date of Signing:


 /s/ Andrew Sandler               New York, New York          November 14, 2008
-------------------             ----------------------        -----------------
     [Signature]                    [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $274,436
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
---       --------------------          ----

1.        28-10539                      Sandler Associates

2.        28-10540                      Sandler Offshore Fund, Inc.

                                                    FORM 13F INFORMATION TABLE
                                                    Sandler Capital Management
                                                        September 30, 2008
COLUMN 1                         COLUMN  2        COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6       COLUMN 7      COLUMN 8

                                 TITLE                       VALUE    SHRS OR   SH/ PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS         CUSIP      (X$1000) PRN AMT   PRN CALL  DISCRETION     MNGRS   SOLE SHARED   NONE
--------------                   --------         -----      ----------------   --- ----  ----------     -----   -----------   ----
ABBOTT LABS                      COM              002824100   5263      91400   SH        SHARED-DEFINED 1,2     0     91400   0
AECOM TECHNOLOGY CORP DELWA      COM              00766T100   1464      59900   SH        SHARED-DEFINED 1,2     0     59900   0
ANHEUSER BUSCH COS INC           COM              035229103   8039     123900   SH        SHARED-DEFINED 1,2     0    123900   0
ARBINET THEXCHANGE INC           COM              03875P100    195      71500   SH        SHARED-DEFINED 1,2     0     71500   0
BECKMAN COULTER INC              COM              075811AD1  16683     235000   SH  CALL  SHARED-DEFINED 1,2     0    235000   0
BLOCK H & R INC                  COM              093671105   4550     200000   SH  PUT   SHARED-DEFINED 1,2     0    200000   0
CABLEVISION SYS CORP             CL A NY CABLVS   12686C109  30252    1202380   SH        SHARED-DEFINED 1,2     0   1202380   0
CEMEX SAB DE C.V.                SPON ADR NEW     151290889   3444     200000   SH  PUT   SHARED-DEFINED 1,2     0    200000   0
CHECK POINT SOFTWARE  TECHN LT   ORD              M22465104   3384     148800   SH        SHARED-DEFINED 1,2     0    148800   0
CISCO SYSTEMS INC                COM              17275R102   4512     200000   SH  PUT   SHARED-DEFINED 1,2     0    200000   0
CLOROX CO DEL                    COM              189054109   3761      60000   SH        SHARED-DEFINED 1,2     0     60000   0
COLGATE PALMOLIVE CO             COM              194162103   9818     130300   SH        SHARED-DEFINED 1,2     0    130300   0
DIONEX CORP                      COM              254546104   7841     123376   SH        SHARED-DEFINED 1,2     0    123376   0
EQUIFAX INC                      COM              294429105   5126     148800   SH        SHARED-DEFINED 1,2     0    148800   0
FORTRESS INVESTMENT GROUP LL     CL A             34958B106   3150     300000   SH  PUT   SHARED-DEFINED 1,2     0    300000   0
GENOMIC HEALTH INC               COM              37244C101   3398     150000   SH  CALL  SHARED-DEFINED 1,2     0    150000   0
GOOGLE INC                       CL A             38259P508  12176      30400   SH        SHARED-DEFINED 1,2     0     30400   0
HAYES LEMMERZ INTL INC           COM NEW          420781304    901     330000   SH        SHARED-DEFINED 1,2     0    330000   0
JPMORGAN & CHASE & CO            COM              46625H100   7939     170000   SH        SHARED-DEFINED 1,2     0    170000   0
JUNIPER NETWORKS INC             COM              48203R104   4214     200000   SH  PUT   SHARED-DEFINED 1,2     0    200000   0
KIMBERLY CLARK CORP              COM              494368103   5836      90000   SH        SHARED-DEFINED 1,2     0     90000   0
MEDIS TECHNOLOGIES LTD           COM              58500P107    555     308138   SH        SHARED-DEFINED 1,2     0    308138   0
MEDIS TECHNOLOGIES LTD           COM              58500P107   1296     720000   SH  PUT   SHARED-DEFINED 1,2     0    720000   0
NATIONAL CITY CORP               NOTE 4.000% 2/0  635405AW3    514    1100000   PRN       SHARED-DEFINED 1,2     0   1100000   0
NEOGEN CORP                      COM              640491106   6437     228428   SH        SHARED-DEFINED 1,2     0    228428   0
NEWELL RUBBERMAID INC            COM              651229106   2351     136200   SH        SHARED-DEFINED 1,2     0    136200   0
NORFOLK SOUTHN CORP              COM              655844108   4118      62200   SH        SHARED-DEFINED 1,2     0     62200   0
OPNET TECHNOLOGIES INC           COM              683757108    870      71400   SH        SHARED-DEFINED 1,2     0     71400   0
PACKAGING CORP AMER              COM              695156109   3278     141400   SH        SHARED-DEFINED 1,2     0    141400   0
PACTIV CORP                      COM              695257105   3392     136600   SH        SHARED-DEFINED 1,2     0    136600   0
QUALCOMM INC                     COM              747525103   2544      59200   SH        SHARED-DEFINED 1,2     0     59200   0
RCN CORP                         COM NEW          749361200   1349     110000   SH        SHARED-DEFINED 1,2     0    110000   0
SPDR TR                          UNIT SER 1       78462F103  11541      99500   SH        SHARED-DEFINED 1,2     0     99500   0
SEALY CORP                       COM              812139301   1098     170000   SH  PUT   SHARED-DEFINED 1,2     0    170000   0
SHERWIN WILLIAMS CO              COM              824348106   7431     130000   SH        SHARED-DEFINED 1,2     0    130000   0
SPDR GOLD TRUST                  GOLD SHS         99OB3FTF2  17014     200000   SH  PUT   SHARED-DEFINED 1,2     0    200000   0
SPDR SERIES TRUST                KBW REGN BK ETF  78464A698   2829      79700   SH        SHARED-DEFINED 1,2     0     79700   0
SOLUTIA INC                      COM NEW          834376501    668      47700   SH        SHARED-DEFINED 1,2     0     47700   0
TELEPHONE & DATA SYS  INC        COM              879433100   1687      47200   SH        SHARED-DEFINED 1,2     0     47200   0
TEMPLE INLAND INC                COM              879868107   1918     125700   SH        SHARED-DEFINED 1,2     0    125700   0
PROSHARES TR                     ULTRA S&P 500    74347R107  35753     726100   SH        SHARED-DEFINED 1,2     0    726100   0
USANA HEALTH SCIENCES INC        COM              90328M907  18036     440000   SH  PUT   SHARED-DEFINED 1,2     0    440000   0
VALSPAR CORP                     COM              920355104   4420     198300   SH        SHARED-DEFINED 1,2     0    198300   0
VIMICRO INTL CORP                ADR              92718N109    820     340200   SH        SHARED-DEFINED 1,2     0    340200   0
WOODWARD GOVERNOR CO             COM              980745103   2571      72900   SH        SHARED-DEFINED 1,2     0     72900   0

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